Income Taxes (Schedule Of Reconciliations Of The U.S. Federal Statutory Tax Rate) (Details)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Federal rate	35.00%	35.00%	35.00%
State and local taxes, net of federal tax benefit	0.70%	0.70%	0.90%
Non-U.S. rate differential	(3.50%)	(4.50%)	(4.60%)
Non-U.S. tax holidays	(1.00%)	(2.20%)	(2.00%)
U.S. manufacturing deduction	(1.10%)	(0.60%)	(0.80%)
Other	0.90%	1.00%	(0.40%)
Non-U.S. tax holiday tax rate reductions for certain foreign jurisdictions, expiration period in years	7
Effective income tax rate	31.00%	29.40%	28.10%